Financial Instruments and Financial Risk Management - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Risk exposure			$ (206)	$ 222
Settlement payables	$ 10,000,000	$ 9,000,000
Non-current derivative financial liabilities	26,000,000	51,000,000
Non-current derivative financial assets	56,000,000	63,000,000
Non-current derivative financial liabilities	26,000,000	51,000,000
Sale and Purchase Contracts
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	1,100,000,000	1,100,000,000
Settlement payables	45,000,000	39,000,000
Zinc | Embedded Derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial liabilities	36,000,000	60,000,000
Non-current derivative financial liabilities	36,000,000	60,000,000
Zinc | Trade accounts payable and other liabilities | Embedded Derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial liabilities	9,000,000	9,000,000
Non-current derivative financial liabilities	9,000,000	9,000,000
Zinc | Provisions and other liabilities | Embedded Derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial liabilities	27,000,000	51,000,000
Non-current derivative financial liabilities	27,000,000	51,000,000
Gold | Embedded Derivatives
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	$ 37,000,000	43,000,000
Ongoing payment percent	15.00%
Gold | Prepaid and other current assets | Embedded Derivatives
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	$ 3,000,000	3,000,000
Gold | Financial and other assets | Embedded Derivatives
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	34,000,000	40,000,000
Silver | Embedded Derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial liabilities	$ 24,000,000
Ongoing payment percent	5.00%
Non-current derivative financial assets		25,000,000
Non-current derivative financial liabilities	$ 24,000,000
Silver | Prepaid and other current assets | Embedded Derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial assets	2,000,000	2,000,000
Silver | Financial and other assets | Embedded Derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial liabilities	22,000,000	23,000,000
Non-current derivative financial liabilities	22,000,000	23,000,000
Swap contract
Disclosure of detailed information about financial instruments [line items]
Settlement payables	12,000,000
Swap contract | Zinc
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	4,000,000
Canada, Dollars | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on hedges of net investments in foreign operations, before tax	65,000,000	13,000,000
Canada, Dollars | Borrowings | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Risk exposure			$ 1,700	$ 2,700
Currency risk | Canada, Dollars
Disclosure of detailed information about financial instruments [line items]
Reasonably possible change in risk variable, amount	0.10
Impact on pre-tax earnings	26,000,000	(17,000,000)
Reasonably possible change in risk variable, impact on other comprehensive income (loss)	(946,000,000)	(582,000,000)
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Impact on pre-tax earnings	$ 21,000,000	1,000,000
Commodity Price Risk
Disclosure of detailed information about financial instruments [line items]
Reasonably possible change In risk variable, percent	10.00%
Risk exposure	$ 35,000,000	23,000,000
Commodity Price Risk | Zinc
Disclosure of detailed information about financial instruments [line items]
Impact on pre-tax earnings	$ 9,000,000	$ 7,000,000